10. Loan Payable	12 Months Ended
Jun. 30, 2023
Notes
10. Loan Payable

10.Loan Payable

On November 29, 2021, the Company entered into a loan agreement for USD $692,970 (CAD $873,253) (the “Loan”). The Loan bears an interest rate of 4.7% and is payable in monthly instalments of USD $78,512. Interest related to the Loan totaled $16,226 and was included in interest on loan and debentures. The Loan matured and was paid off on August 18, 2022.